Supplementary cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in non-cash working capital
Accounts receivable and other	$ (3,769)	$ 14,065
Inventories	(20,552)	(15,667)
Accounts payable and accrued liabilities	(3,993)	(8,182)
Total	$ (28,314)	$ (9,784)